Other operating income - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Jul. 26, 2021 EUR (€)
Other operating results
Re-equilibrium of concession agreements, net of tax			$ 17,785	$ 13,639	$ 25,473
Italian grant approved | €							€ 800,000
Compensation for concession			$ 62,677
Aeropuertos Argentina 2000 S.A.("AA2000")
Other operating results
Percentage of total revenues of the concession assigned to government			15.00%
Percentage of revenues destined to fund the investments commitments			2.50%
Toscana Aeroporti S.p.a.
Other operating results
Compensation determined					10,900	€ 9,500
Reversal of compensation granted	$ 362	€ 339
Brasilia Concession Agreement
Other operating results
Reconstitution through compensation of the concession fee payable, net of tax			$ 15,264	11,754	22,636
Re-equilibrium, increase in compensation			3,550	1,046
Re-equilibrium reversal					3,074
Natal Concession Agreement
Other operating results
Reconstitution through compensation of the concession fee payable, net of tax			2,521	1,885	2,837
Re-equilibrium, increase in compensation			$ 176
Re-equilibrium reversal				$ 190	376
Total
Other operating results
Re-equilibrium reversal					$ 3,450